Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of other assets [abstract]
Accrued interest	$ 4,907	$ 3,710
Accounts receivable and prepaids	2,218	1,715
Current tax assets	2,743	3,349
Margin deposit on derivatives	12,254	15,656
Segregated fund assets	1,463	1,795
Pension assets (Note 28)	936	1,052
Receivable from brokers, dealers and clients	4,142	4,608
Other	6,278	5,371
Total	$ 34,941	$ 37,256